NUVEEN
Money Market
Funds

February 28, 1998

Annual Report

Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO APPEARS HERE]

Reserves

California

Massachusetts

New York

    Contents
 1  Dear Shareholder
 3  Reserves Performance Overview
 4  California Performance Overview
 5  Massachusetts Performance Overview
 6  New York Performance Overview
 7  Portfolio of Investments
18  Statement of Net Assets
20  Statement of Operations
24  Statement of Changes in Net Assets
31  Notes to Financial Statements
34  Financial Highlights
42  Report of Independent Public Accountants
44  Building Better Portfolios
45  Fund Information

Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]
Timothy R. Schwertfeger
Chairman of the Board

Over the past two years, many financial markets have been unusually strong. Short-term rates trended higher early in 1997 on expectations that the Federal Reserve Board would take steps to tighten monetary policy and slow the pace of economic growth. In March, the Fed raised its target rate for the federal funds rate by 25 basis points, but then took no further action. Short-term securities reversed course and yields trended downward for the remainder of the funds' fiscal year. Still, falling commodity prices kept producer prices in check, while low import prices--due in part to the weakness in Asian markets--limited U.S. companies' ability to raise consumer prices. This combination has kept inflation subdued and the Federal Reserve "on hold".

Performance Review
Your Nuveen tax-free money market fund continued to generate tax-free income while preserving net asset value stability. As of the end of February, investors were receiving 7-day annualized tax-free yields that ranged from 2.75% to 3.04%, equivalent to taxable yields of between 3.99% and 4.41% for investors in the 31% federal income tax bracket. When state taxes are taken into account, the advantage of tax-free investing is even more apparent.

Portfolio Adjustments
Beginning in the fourth quarter of 1997, many Asian countries experienced economic problems and severe currency devaluations. We continue to watch the Asian situation--and Japanese banks in particular--for any additional credit erosions and possible rating changes.

During this time, the Nuveen Money Market Funds, working with Nuveen Research, continued to closely monitor those issues in the portfolios that were additionally secured by letters of credit from Japanese banks. While others were eliminating all Japanese-bank letters of credit, the funds maintained their current positions based on our credit analysis.

With the funds' maturities averaging between 30 and 58 days, we were able to selectively participate in the large new issue municipal note



Wealth takes

a lifetime

to build.

Once achieved,

it should be

preserved.

"Nuveen

money market

funds provide

an excellent

balance to

other stock

and bond

investments."


calendar. During the third quarter of 1997, many short-term buyers seemed reluctant to extend their average maturities, expecting the Federal Reserve to raise rates. The funds were able to buy tax-exempt notes at historically cheap levels which proved to be a wise move since the Fed did not raise rates. As a result, the funds' average maturities during the third quarter of 1997 were generally increased to the upper end of their ranges.

Short-Term Outlook
Looking forward, it's likely that upward pressure on wages may ultimately push inflation up a bit. It's still uncertain whether the Fed will deem it necessary to raise short-term rates, and if they hold the line, money market rates should remain relatively stable in 1998.

Helping You Build A Better Portfolio
The events of 1997 have also focused renewed attention on the need for diversification and appropriate asset allocation. In addition to their well-known benefits--stability of principal and higher yields than bank accounts-- money market funds can also play an important role in your long-term investment plan. Stock market volatility, especially late in the year, provided a vivid illustration of the steadying effect that short-term investments can provide in a well-constructed investment portfolio. Nuveen money market funds provide an excellent balance to other stock and bond investments. Your financial adviser can introduce you to a variety of other Nuveen products and services to round out your portfolio of core investments, including the new Nuveen Rittenhouse Growth Fund, a blue chip equity mutual fund that provides a tax-efficient approach to building and sustaining wealth.

On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

April 15, 1998

Nuveen Tax-Free Reserves, Inc.

Performance Overview

As of February 28, 1998



Fund Highlights

Inception Date                                       11/82
Net Assets ($000)                                 $270,723
Average Weighted Maturity (Days)                      42.1
----------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                      2.86%
SEC 30-Day Yield                                     2.75%
----------------------------------------------------------


Taxable Equivalent Yields

SEC 7-Day Yield                                      4.14%
SEC 30-Day Yield                                     3.99%
----------------------------------------------------------
Based on a federal tax rate of 31%; represents the yield from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Top 5 Sectors

Health Care                                            18%
Utilities                                              18%
Tax Obligation (General)                               16%
Long Term Care                                         10%
Tax Obligation (Limited)                                7%
----------------------------------------------------------

1997-1998 Index Comparison

[MOUNTAIN CHART APPEARS HERE]
--------------------------------------------------------------------------------
1997-1998 Index Comparison
--------------------------------------------------------------------------------

      IBC Donoghue Retail Tax-Exempt Money Market Fund Average              Nuveen Tax-Free Reserves, Inc. 30-Day Yield
Feb                                                       2.81                                                     2.83
Mar                                                       2.68                                                     2.71
Apr                                                       3.02                                                     3.07
May                                                       3.33                                                     3.36
Jun                                                       3.2                                                      3.22
Jul                                                       3.02                                                     3.04
Aug                                                       2.95                                                     2.94
Sep                                                       3.07                                                     3.1
Oct                                                       3.05                                                     3.09
Nov                                                       3.11                                                     3.16
Dec                                                       3.12                                                     3.17
Jan                                                       2.99                                                     3.01
Feb                                                       2.74                                                     2.77

[_] IBC Donoghue Retail Tax-Exempt Money Market Fund Average
[_] Nuveen Tax-Free Reserves, Inc. 30-Day Yield
Past performance is not predictive of future performance.

Nuveen California Tax-Free Money Market Fund

Performance Overview

As of February 28, 1998



Fund Highlights

Inception Date                                        3/86
Net Assets ($000)                                 $160,495
Average Weighted Maturity (Days)                      30.1
----------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                      3.04%
SEC 30-Day Yield                                     2.85%
----------------------------------------------------------

Taxable Equivalent Yields

SEC 7-Day Yield                                      4.86%
SEC 30-Day Yield                                     4.55%
----------------------------------------------------------
Based on a combined federal and state income tax rate of 37.4%; represents the yield from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Top 5 Sectors

Tax Obligation (Limited)                               25%
Water and Sewer                                        19%
Housing (Multifamily)                                  15%
Health Care                                            14%
Tax Obligation (General)                               12%
----------------------------------------------------------


1997-1998 Index Comparison

[MOUNTAIN CHART APPEARS HERE]

                                               IBC Donoghue California
            Nuveen California               Retail Tax-Exempt Money Market
              30-Day Yield                           Fund Average
            -----------------               ------------------------------
Feb               2.89                                   2.76

Mar               2.67                                   2.6

Apr               3.21                                   3

May               3.57                                   3.32

Jun               3.38                                   3.15

Jul               3.11                                   2.92

Aug               2.98                                   2.8

Sep               3.17                                   2.98

Oct               3.15                                   2.97

Nov               3.27                                   3.05

Dec               3.24                                   3.04

Jan               3.23                                   2.85

Feb               2.83                                   2.59

[_] Nuveen California 30-Day Yield
[_] IBC Donoghue California Retail Tax-Exempt Money Market Fund Average Past performance is not predictive of future performance.

Nuveen Massachusetts Tax-Free Money Market Fund

Performance Overview

As of February 28, 1998



Fund Highlights

Inception Date                                        2/87
Net Assets ($000)                                  $37,583
Average Weighted Maturity (days)                      58.2
----------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                      2.75%
SEC 30-Day Yield                                     2.73%
----------------------------------------------------------

Taxable Equivalent Yields

SEC 7-Day Yield                                      4.53%
SEC 30-Day Yield                                     4.50%
----------------------------------------------------------
Based on a combined federal and state income tax rate of 39.3%; represents the yield from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Top 5 Sectors

Tax Obligation (General)                               28%
Education and Civic Organizations                      26%
Health Care                                            22%
Housing (Multifamily)                                   7%
Long-Term Care                                          6%
----------------------------------------------------------


1997-1998 Index Comparison

[MOUNTAIN CHART APPEARS HERE]

      Nuveen Massachusetts 30-Day Yield     IBC Donoghue Massachusetts Retail Tax-Exempt Money Market Fund Average
Feb. 1997                          2.81                                                                       2.8
Mar. 1997                          2.61                                                                       2.68
Apr. 1997                          3.12                                                                       3.06
May. 1997                          3.43                                                                       3.33
Jun. 1997                          3.29                                                                       3.18
Jul. 1997                          3.09                                                                       3.04
Aug. 1997                          3.00                                                                       2.94
Sep. 1997                          3.13                                                                       3.05
Oct. 1997                          3.04                                                                       3.03
Nov. 1997                          3.2                                                                        3.1
Dec. 1997                          3.12                                                                       3.08
Jan. 1998                          2.97                                                                       2.91
Feb. 1998                          2.71                                                                       2.65

[_] Nuveen Massachusetts 30-Day Yield
[_] IBC Donoghue Massachusetts Retail Tax-Exempt Money Market Fund Average Past performance is not predictive of future performance.

Nuveen New York Tax-Free Money Market Fund

Performance Overview

As of February 28, 1998




Fund Highlights

Inception Date                                        2/87
Net Assets ($000)                                  $30,276
Average Weighted Maturity (days)                      33.0
----------------------------------------------------------

Tax-Free Yields

SEC 7-Day Yield                                      2.84%
SEC 30-Day Yield                                     2.69%
----------------------------------------------------------

Taxable Equivalent Yields

SEC 7-Day Yield                                      4.42%
SEC 30-Day Yield                                     4.18%
----------------------------------------------------------
Based on a combined federal and state income tax rate of 35.7%; represents the yield from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

Top 5 Sectors

Tax Obligation (General)                               20%
Education and Civic Organizations                      19%
Health Care                                            10%
Tax Obligation (Limited)                               10%
Consumer Cyclical                                       9%
----------------------------------------------------------


1997-1998 Index Comparison

[MOUNTAIN CHART APPEARS HERE]

1997-1998 Index Comparison

[MOUNTAIN CHART APPEARS HERE]

                 Nuveen New York              IBC Donoghue New York
                   30-Day Yield                 Retail Tax-Exempt
                                            Money Market Fund Average
Feb. 1997              2.88                           2.77
Mar. 1997              2.74                           2.63
Apr. 1997              3.2                            3.02
May. 1997              3.45                           3.32
Jun. 1997              3.31                           3.18
Jul. 1997              3.11                           2.98
Aug. 1997              3.00                           2.87
Sep. 1997              3.15                           3.03
Oct. 1997              3.12                           3.02
Nov. 1997              3.23                           3.13
Dec. 1997              3.21                           3.12
Jan. 1998              3.03                           2.93
Feb. 1998              2.68                           2.68

[_] Nuveen New York 30-Day Yield
[_] IBC Donoghue New York Retail Tax-Exempt Money Market Fund Average Past performance is not predictive of future performance.

Portfolio of Investments
February 28, 1998
Reserves



  Principal                                                                                                              Amortized
     Amount     Description                                                                       Ratings*                    Cost
-----------------------------------------------------------------------------------------------------------------------------------
                Alabama -- 1.0%

$ 2,735,000     Marshall County Special Obligation School Refunding Warrants, Series 1994,            A-1+              $2,735,000
                  Variable Rate Demand Bonds, 3.450%, 2/01/12+
-----------------------------------------------------------------------------------------------------------------------------------
                Arizona -- 5.6%

  7,000,000     The Industrial Development Authority of the County of Apache (Arizona),             VMIG-1               7,000,000
                  Pollution Control Revenue Bonds, 1981 Series B (Tucson Electric Power
                  Company Project), Variable Rate Demand Bonds, 3.750%, 10/01/21+

  8,000,000     Mesa Municipal Development Corporation, Special Tax Bonds, Series 1985,             VMIG-1               8,000,000
                  Commercial Paper, 3.200%, 4/09/98
-----------------------------------------------------------------------------------------------------------------------------------
                California -- 1.9%

  5,000,000     California State Revenue Anticipation Notes, Series 1997, 4.500%, 6/30/98            MIG-1               5,010,434
-----------------------------------------------------------------------------------------------------------------------------------
                Colorado -- 1.8%

  5,000,000     Fort Morgan Water Works and Distribution Enterprise, Water Revenue                    A-1+               5,000,000
                  Bonds, Series 1997, Variable Rate Demand Bonds, 3.450%, 12/01/17+
-----------------------------------------------------------------------------------------------------------------------------------
                District of Columbia -- 3.0%

  8,100,000     District of Columbia General Obligation, Series 1992A-2, Variable                   VMIG-1               8,100,000
                  Rate Demand Bonds, 3.700%, 10/01/07+
-----------------------------------------------------------------------------------------------------------------------------------
                Florida -- 6.9%

  1,400,000     Florida Housing Finance Agency, Multi-Family Housing Revenue                           A-1               1,400,000
                  Refunding Bonds, 1989 Series E (Fairmont Oaks Project), Variable Rate
                  Demand Bonds, 3.650%, 4/01/26+

  3,100,000     Pasco County Housing Finance Authority, Multi-Family Housing                        VMIG-1               3,100,000
                  Revenue Bonds (Carlton Arms of Magnolia Valley Project), Series 1985,
                  Variable Rate Demand Bonds, 3.225%, 12/01/07+

  4,800,000     Sarasota County Public Hospital District, Sarasota Memorial                           A-1+               4,800,000
                  Hospital Project, Series C, Commercial Paper, 3.400%, 5/14/98

                Sunshine State Governmental Financing Commission, Commercial Paper:

  3,300,000       3.750%, 3/06/98                                                                   VMIG-1               3,300,000
  4,000,000       3.550%, 6/23/98                                                                   VMIG-1               4,000,000

  2,200,000     Volusia County Health Facilities Authority, Health Facilities                         A-1+               2,200,000
                  Revenue Bonds (The Alliance Community for Retirement Living,
                  Inc. Project), Series 1995, Variable Rate Demand Bonds,
                  3.800%, 9/01/20+
-----------------------------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.7%

  1,800,000     Department of Budget and Finance of the State of Hawaii, Special Purpose               A-1               1,800,000
                  Demand Revenue Bonds (Adventist Health System--West),
                  Series 1984, Variable Rate Demand Bonds, 3.750%, 9/01/99+
-----------------------------------------------------------------------------------------------------------------------------------
                Illinois -- 15.2%

  5,500,000     Illinois Health Facilities Authority, Revenue Bonds, Series 1997                    VMIG-1               5,500,000
                  (Victory Health Services), Commercial Paper, 3.600%, 3/12/98

  2,700,000     Illinois Health Facilities Authority, Rush Presbyterian Series 1989A,               VMIG-1               2,700,000
                  Commercial Paper, 3.400%, 5/15/98

  7,000,000     Illinois Development Finance Authority, Pollution Control Revenue Bonds                P-1               7,000,000
                  (Diamond-Star Motors Corporation Project), Series 1995,
                  Variable Rate Demand Bonds, 3.750%, 12/01/08+

Portfolio of Investments
February 28, 1998
Reserves -- continued


   Principal                                                                                                      Amortized
      Amount    Description                                                                        Ratings*            Cost
---------------------------------------------------------------------------------------------------------------------------
                Illinois -- continued

$  2,000,000    Illinois Development Finance Authority, Revenue Bonds, Radiological Society of         A-1+      $2,000,000
                  North America, Series 1997, Variable Rate Demand Bonds, 3.550%, 6/01/17

   6,000,000    Illinois Educational Facilities Authority, Adjustable Demand Revenue Bonds,          VMIG-1       6,000,000
                  Shedd Aquarium Society, Series 1987B, Commercial Paper, 3.850%, 7/23/98

   3,000,000    City of Chicago, General Obligation Tender Notes, Series 1997, 3.550%, 10/29/98       MIG-1       3,000,000

   5,000,000    City of Chicago, General Obligation Tender Notes, Series 1998, 3.550%, 2/04/99        SP-1+       5,000,000

   2,500,000    City of Chicago, Chicago-OOHare International Airport, Special Facility Revenue         P-1       2,500,000
                  Bonds (American Airlines, Inc. Project), Series 1983A, Variable Rate Demand
                  Bonds, 3.650%, 12/01/17

   5,700,000    City of Decatur, Macon County, Illinois, Unit Priced Demand Adjustable Water         VMIG-1       5,700,000
                  Revenue Bonds, Series 1985, Commercial Paper, 4.100%, 3/12/98

   1,770,000    Village of Oak Park, Illinois, Variable Rate Demand Revenue Bonds (Lone Tree            N/R       1,770,000
                  Area Girl Scout Council, Inc. Project), Series 1997, 3.600%, 11/01/17
---------------------------------------------------------------------------------------------------------------------------
                Iowa -- 3.0%

   5,000,000    Iowa School Cash Anticipation Program, Iowa School Corporations, Warrant              MIG-1       5,010,799
                  Certificates, 1997-98 Series A Notes, 4.500%, 6/26/98

   2,900,000    City of Eddyville, Iowa, Industrial Development Revenue Bonds (Heartland Lysine,        N/R       2,900,000
                  Inc. Project), Series 1985, Variable Rate Demand Bonds, 3.650%, 11/01/03
---------------------------------------------------------------------------------------------------------------------------
                Kentucky -- 3.3%

   9,005,000    Hancock County, Kentucky, Industrial Building Revenue Refunding Bonds (Southwire        N/R       9,005,000
                  Company Project), Series 1990, Variable Rate Demand Bonds, 3.600%, 7/01/10
---------------------------------------------------------------------------------------------------------------------------
                Louisiana -- 1.5%

   4,000,000    Ascension Parish Pollution Control (BASF Wyandotte Corporation), Variable Rate          P-1       4,000,000
                  Demand Bonds, 3.650%, 12/01/05
---------------------------------------------------------------------------------------------------------------------------
                Massachusetts -- 0.9%

   2,400,000    Newton Bond Anticipation Notes, 4.000%, 3/25/98                                         N/R       2,400,130
---------------------------------------------------------------------------------------------------------------------------
                Michigan -- 4.7%

   7,100,000    Michigan Job Development Authority, Limited Obligation Revenue Bonds (Frankenmuth       A-1       7,100,000
                  Bavarian Inn Motor Lodge Project), Series A, Variable Rate Demand Bonds,
                  3.875%, 9/01/15

   5,000,000    The School District of the City of Kalamazoo, County of Kalamazoo, State of           SP-1+       5,001,803
                  Michigan, 1997 State Aid Notes (Limited Tax General Obligation), 4.000%, 4/15/98

     735,000    The Economic Development Corporation of the City of Warren, Macomb County,              P-1         735,000
                  Michigan, Floating Rate Limited Obligation Revenue Bonds (The Prince Company, Inc.,
                  Michigan Division Project), Series A, Variable Rate Demand Bonds, 3.600%, 11/01/99
---------------------------------------------------------------------------------------------------------------------------
                Minnesota -- 1.9%

   5,125,000    City of Bloomington, Minnesota, Floating Rate Demand Bonds, Commercial Revenue         A-1+       5,125,000
                  Bonds (James Avenue Associates Project), Series 1985, Variable Rate Demand
                  Bonds, 3.450%, 12/01/15
---------------------------------------------------------------------------------------------------------------------------
                Missouri -- 4.5%

   3,000,000    Health and Educational Facilities Authority of the State of Missouri, Health         VMIG-1       3,000,000
                  Facilities Revenue Bonds (Bethesda Barclay), Series 1996A, Variable Rate
                  Demand Bonds, 3.950%, 8/15/26


Principal                                                                                                      Amortized
Amount        Description                                                                         Ratings*          Cost
------------------------------------------------------------------------------------------------------------------------

              Missouri -- continued
$  9,200,000  State Environmental Improvement and Energy Resources Authority of the State of        VMIG-1   $ 9,200,000
               Missouri, Unit Priced Demand Adjustable Pollution Control Revenue Bonds, Series
               1985 A (Union Electric Company), Commercial Paper, 3.200%, 4/08/98

------------------------------------------------------------------------------------------------------------------------
              New Hampshire -- 2.5%

   6,900,000  New Hampshire Higher Educational and Health Facilities Authority, Revenue Bonds,         A-1     6,900,000
               Hunt Community Issue, Series 1996, Variable Rate Demand Bonds, 3.500%, 5/01/26+

------------------------------------------------------------------------------------------------------------------------
              North Carolina -- 3.7%

   4,650,000  North Carolina Municipal Power Agency, Catawba Electric Revenue, Commercial             A-1+     4,650,000
               Paper, Series A, 3.250%, 3/20/98

   2,400,000  The Wake County Industrial Facilities and Pollution Control Financing Authority,      VMIG-1     2,400,000
               Pollution Control Revenue Refunding Bonds, Carolina Power and Light Company
               Project, Series 1990B, Variable Rate Demand Bonds, 3.500%, 6/15/14+

   3,000,000  The Wake County Industrial Facilities and Pollution Control Financing Authority,         A-2     3,000,000
               Pollution Control Refunding Bonds (Carolina Power and Light Company Project),
               Series 1985C, Commercial Paper, 4.250%, 3/06/98

------------------------------------------------------------------------------------------------------------------------
              Ohio -- 12.2%

   2,555,000  Ohio School Districts, 1998 Cash Flow Borrowing Program, Certificates of               MIG-1     2,566,853
               Participation, Series A, Tax Anticipation Notes, 4.120%, 12/31/98

   8,300,000  Centerville Health Care, Health Care Revenue Bonds (Bethany Lutheran Village          VMIG-1     8,300,000
               Continuing Care Facilities Expansion Project), Variable Rate Demand Bonds,
               3.500%, 5/01/08+

   3,600,000  Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable Rate         VMIG-1     3,600,000
               Demand Bonds, 3.850%, 1/01/16+

   3,000,000  Cuyahoga County Hospital, Revenue Refunding Bonds, Cleveland Clinic, Series           VMIG-1     3,000,000
               1998A, Variable Rate Demand Bonds, 3.400%, 1/01/24+

   5,120,000  County of Erie, Ohio, Adjustable Rate Demand Bonds, Health Care Facilities            VMIG-1     5,120,000
               Revenue Bonds (The Commons of Providence Project), Series 1996 B,
               Variable Rate Demand Bonds, 3.560%, 10/01/21+

   3,570,000  County of Franklin, Ohio, Floating Rate Demand Bonds, Hospital Financing Revenue         N/R     3,570,000
               Bonds, Series 1993 (Traditions at Mill Run Project), Variable Rate Demand Bonds,
               3.570%, 11/01/14+

   5,000,000  County of Lucas, Ohio, Multi-Mode Variable Rate Demand Facilities Improvement         VMIG-1     5,000,000
               Revenue Bonds, Series 1997 (The Toledo Zoological Society Project), Variable
               Rate Demand Bonds, 3.450%, 10/01/05+

   1,800,000  County of Ottawa, Ohio, Hospital Facilities, Variable Rate Demand Revenue Bonds,         N/R     1,800,000
               Series 1997 (Luther Home of Mercy Project), 3.450%, 10/01/17+

------------------------------------------------------------------------------------------------------------------------
              Pennsylvania -- 5.3%

   2,250,000  Butler County Industrial Development Authority (Pennsylvania), Industrial                N/R     2,250,000
               Development Revenue Bonds (Wise Business Forms, Incorporated Project),
               Variable Rate Demand Bonds, Series 1997, 3.510%, 8/01/18+

   7,000,000  Dauphin County General Authority (Pennsylvania), Variable Rate Demand Revenue           A-1+     7,000,000
               Bonds (All Health Pooled Financing Program), Series A of 1997, 3.450%, 10/01/27+

   1,000,000  City of Philadelphia Tax and Revenue Anticipation Notes, Series A of 1997-1998,
               4.500%, 6/30/98                                                                       MIG-1     1,001,593

   4,000,000  City of Philadelphia, Pennsylvania, General Obligation Bonds, Series 1990,
               Commercial Paper, 4.100%, 3/12/98                                                    VMIG-2     4,000,000

                    9


                      Portfolio of Investments
                      February 28, 1998
                      Reserves -- continued

   Principal                                                                                                      Amortized
      Amount     Description                                                                        Ratings*           Cost
---------------------------------------------------------------------------------------------------------------------------
                 Tennessee -- 2.4%

  $3,500,000     The Industrial Development Board of the County of Jackson, Tennessee, Variable          N/R     $3,500,000
                  Rate Industrial Development Demand Revenue Bonds (Esselte Project), Series
                  1985B, Variable Rate Demand Bonds, 3.750%, 8/01/15+

   3,100,000     The Industrial Development Board of the Metropolitan Government of Nashville            N/R      3,100,000
                  and Davidson County (State of Tennessee), Multifamily Housing Revenue
                  Refunding Bonds (Hickory Trace Apartments Project), Series 1995, Variable
                  Rate Demand Bonds, 3.450%, 6/01/15+
---------------------------------------------------------------------------------------------------------------------------
                 Texas -- 7.2%

   4,000,000     Texas State Tax and Revenue Anticipation Notes, Series 1997A, 4.750%, 8/31/98         MIG-1      4,022,282

   7,000,000     Austin (Travis and Williamson Counties), Series A, Austin Combined Utilities,          A-1+      7,000,000
                  Commercial Paper, 3.000%, 3/11/98

   8,500,000     Brownsville Utility System, Commercial Paper, Series A, 3.450%, 5/08/98                A-1+      8,500,000
---------------------------------------------------------------------------------------------------------------------------
                 Utah -- 1.3%

   3,550,000     West Valley City Industrial Development (Johnson Matthey Project), Variable             N/R      3,550,000
                  Rate Demand Bonds, 3.750%, 12/01/11+
---------------------------------------------------------------------------------------------------------------------------
                 Virginia -- 3.3%

   3,000,000     Industrial Development Authority of Albemarle County, Virginia, Health                  A-1      3,000,000
                  Services Revenue Bonds (The University of Virginia Health Services
                  Foundation), Series 1996, Variable Rate Demand Bonds, 3.400%, 2/01/26+

   2,600,000     The Industrial Development Authority of the City of Norfolk, Floating Rate              N/R      2,600,000
                  Industrial Development Revenue Bonds (Norfolk-Virginia Beach-Portsmouth
                  MSA Limited Partnership Project), Variable Rate Demand Bonds, 5.525%, 11/01/04+

   3,300,000     The Industrial Development Authority of the City of Richmond, Floating                  N/R      3,300,000
                  Rate Industrial Development Revenue Bonds (Richmond MSA Limited Partnership
                  Project), Variable Rate Demand Bonds, 5.525%, 11/01/04+
---------------------------------------------------------------------------------------------------------------------------
                 Washington -- 3.4%

   4,900,000     Washington Health Care Facilities Authority, Series 1984 (Adventist                     A-1      4,900,000
                  Health System--West/Walla Walla General Hospital), Variable Rate
                  Demand Bonds, 3.750%, 9/01/09+


   4,250,000     Spokane County, Washington, Road Fund, Tax Anticipation Notes, Series                 SP-1+      4,256,095
                  1997, 4.250%, 6/30/98
---------------------------------------------------------------------------------------------------------------------------
                 Wisconsin -- 2.2%

   6,000,000     Wisconsin Health and Educational Facilities Authority, Alexian Village               VMIG-1      6,000,000
                  of Milwaukee, Inc. Refinancing, Series 1988A, Variable Rate Demand Bonds,
                  3.950%, 3/01/17+
---------------------------------------------------------------------------------------------------------------------------
$268,915,000     Total Investments -- 99.4%                                                                     268,979,989
============---------------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities -- 0.6%                                                            1,742,848
                 ----------------------------------------------------------------------------------------------------------
                 Net Assets -- 100%                                                                            $270,722,837
                 ==========================================================================================================

                 * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                 N/R -- Investment is not rated.

                 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.



                            Portfolio of Investments
                            February 28, 1998
                            California
      Principal                                                                                       Amortized
         Amount     Description                                                         Ratings*           Cost
----------------------------------------------------------------------------------------------------------------
                    Consumer Staples - 4.4%

     $7,000,000     San Dimas Industrial Development Bonds (Bausch & Lomb                    N/R     $7,000,000
                     Incorporated), Variable Rate Demand Bonds, 3.700%, 12/01/15+
----------------------------------------------------------------------------------------------------------------
                    Health Care - 14.1%

      5,100,000     California Health Facilities Financing Authority, Insured             VMIG-1      5,100,000
                     Revenue Bonds (Sutter/CHS), 3.650%, 7/01/22+

      1,575,000     California Health Facilities Financing Authority, Refunding           VMIG-1      1,575,000
                     Revenue Bonds (St. Joseph Health System), Series 1985B,
                     Variable Rate Demand Bonds, 3.650%, 7/01/13+

      4,300,000     California Health Facilities Authority (St. Joseph Health             VMIG-1      4,300,000
                     System), Series 1991B, Variable Rate Demand Bonds,
                     3.650%, 7/01/09+

      3,700,000     California Statewide Community Development Authority, Certificates    VMIG-1      3,700,000
                     of Participation (Sutter Health Obligation Group), Variable Rate
                     Demand Bonds, 3.850%, 7/01/15+

      5,000,000     Torrance Hospital Revenue (Little Company of Mary Hospital               A-1      5,000,000
                     - Torrance Memorial Hospital), Variable Rate Demand Bonds,
                     3.250%, 2/01/22+

      3,000,000     Washington Township Hospital District, 1984 Issue A,                  VMIG-1      3,000,000
                     Variable Rate Demand Bonds, 3.700%, 1/01/16+
----------------------------------------------------------------------------------------------------------------
                    Housing/Multifamily - 14.7%

      2,910,000     Chico Multifamily Housing (Sycamore Glen Project), Series                N/R      2,910,000
                     1995, Variable Rate Demand Bonds, 3.480%, 4/07/14+

      3,000,000     Hayward Housing Authority, Multifamily Mortgage Revenue                  A-2      3,000,000
                     Refunding, Series 1993A [Huntwood Terrace), Variable Rate
                     Demand Bonds, 4.000%, 3/01/27+

      4,796,000     City of Los Angeles (Studio Colony Project), Variable Rate            VMIG-1      4,796,000
                     Demand Bonds, Multifamily Housing Revenue Bonds,
                     3.700%, 5/01/07+

      7,900,000     Orange County Apartment Development (Monarch Bay Apartments              A-1      7,900,000
                     Project), Variable Rate Demand Bonds, 3.500%, 10/01/07+

      3,800,000     Orange County (Robinson Ranch Apartments Project), Variable           VMIG-1      3,800,000
                     Rate Demand Revenue Bonds, 3.200%, 11/01/08+

      1,150,000     San Bernardino Multifamily Housing (Castle Park Apartments),          VMIG-1      1,150,000
                     Variable Rate Demand Bonds, 3.750%, 11/01/05+

---------------------------------------------------------------------------------------------------------------
                    Other Revenue - 3.1%

      5,000,000     California State Revenue Anticipation Notes, Series 1997,              MIG-1      5,010,434
                     4.500%, 6/30/98
---------------------------------------------------------------------------------------------------------------
                    Tax Obligation/General - 11.9%

      5,000,000     California School Cash Reserve Program Authority, 1997                 MIG-1      5,014,591
                     Pool Bonds, Series A, 4.750%, 7/02/98

      2,000,000     Irvine Ranch Water District, Variable Rate Demand Bonds,              VMIG-1      2,000,000
                     3.550%, 6/01/15+

      2,000,000     Riverside County School Financing Authority, 1997-98                   MIG-1      2,009,884
                     Revenue Anticipation Notes, School Districts
                     Financing Program, 4.500%, 10/01/98

      3,000,000     San Diego County Teeter Obligation, Tax-Exempt Commercial                P-1      3,000,000
                     Paper, Series B, 3.500%, 3/11/98

      2,000,000     County of San Mateo, California, 1997-98 Tax and Revenue               SP-1+      2,004,506
                     Anticipation Notes, 4.500%, 7/01/98

      5,000,000     South Coast Local Education Agencies, Pooled Tax and                   SP-1+      5,011,169
                     Revenue Anticipation Notes Program,
                     Series 1997A, 4.500%, 6/30/98

Portfolio of Investments
February 28, 1998
California -- continued

       Principal                                                                                           Amortized
          Amount    Description                                                                Ratings*         Cost
--------------------------------------------------------------------------------------------------------------------
                    Tax Obligation/Limited -- 24.9%

   $   9,000,000    Kern Community College District, Certificates of Participation, Series         A-2  $  9,000,000
                      1995, Variable Rate Demand Bonds, 4.150%, 1/01/25**

       5,000,000    Los Angeles County Metro Transport Authority, Second Subordinate Sales         A-1     5,000,000
                      Tax Revenue, Commercial Paper, 3.550%, 5/19/98

       1,900,000    Oakland, California, Certificates of Participation, Capital                    N/R     1,900,000
                      Improvement Project, Variable Rate Demand Bonds, 3.500%, 12/01/15**

       7,000,000    Orange County, Irvine Coast Assessment District #88-1, Variable Rate        VMIG-1     7,000,000
                      Demand Bonds, 3.600%, 9/02/18**

       3,000,000    County of Riverside Teeter Obligation, Tax-Exempt Commercial Paper,           A-1+     3,000,000
                      Series B, 3.700%, 3/12/98

       5,000,000    San Joaquin County Transportation Authority, Sales Tax Revenue                A-1+     5,000,000
                      Commercial Paper, 3.400%, 6/05/98

       6,000,000    Santa Clara County Transit District, Refunding Equipment Trust              VMIG-1     6,000,000
                      Certificates, Variable Rate Demand Bonds, 4.050%, 6/01/15**

       3,000,000    Westminster Redevelopment Agency, Westminster Commercial Redevelopment        A-1+     3,000,000
                      Project No. 1, 1997 Tax Allocation Revenue Refunding Bonds,
                      Variable Rate Demand Bonds (Orange County, California), 3.200%,
                      8/01/27**
--------------------------------------------------------------------------------------------------------------------
                    Utilities -- 7.1%

       1,000,000    California Pollution Control Financing Authority, Pacific Gas &               A-1+     1,000,000
                      Electric, Series 1996D, Commercial Paper, 3.200%, 5/08/98

       5,400,000    California Pollution Control Financing Authority, Pollution                   A-1+     5,400,000
                      Control Refunding Revenue Bonds (Pacific Gas and Electric Company),
                      1996 Series C, Variable Rate Demand Bonds, 3.550%, 11/01/26**

       5,000,000    Sacramento Municipal Utility District, Series I, Commercial Paper,            A-1+     5,000,000
                      3.000%, 3/27/98
--------------------------------------------------------------------------------------------------------------------
                    Water and Sewer -- 19.1%

       4,675,000    Hillsborough Certificates of Participation, Water & Sewer System Project,      A-1     4,675,000
                      Series 1995A, Variable Rate Demand Bonds, 3.350%, 6/01/15**

       2,500,000    Los Angeles Wastewater System, Commercial Paper, 3.150%, 5/20/98            VMIG-1     2,500,000

       7,400,000    Monterey County Financing Authority, Revenue Bonds (Reclamation and         VMIG-1     7,400,000
                      Distribution Project), Series 1995A, Variable Rate Demand Bonds,
                      3.900%, 9/01/36**

       6,300,000    Orange County Sanitation District, Certificates of Participation,           VMIG-1     6,300,000
                      Variable Rate Demand Bonds, 3.600%, 8/01/17**

       4,050,000    San Diego County, Rincon Del Diablo Municipal Water District, Rincon        VMIG-2     4,050,000
                      Public Facilities Corporation, Commercial Paper, 3.900%, 5/01/98

       5,800,000    Santa Paula Public Financing Authority, Lease Revenue Bonds, Series            A-2     5,800,000
                      1996, Water System Acquisition Project, Variable Rate Demand Bonds,
                      3.800%, 2/01/26**
--------------------------------------------------------------------------------------------------------------------
    $159,256,000    Total Investments -- 99.3%                                                           159,306,584
================----------------------------------------------------------------------------------------------------
                    Other Assets Less Liabilities -- 0.7%                                                  1,188,858
                    ------------------------------------------------------------------------------------------------
                    Net Assets -- 100%                                                                  $160,495,442
                    ================================================================================================

                    *   Ratings (not covered by the report of independent public accountants): Using the higher of
                        Standard & Poor's or Moody's rating.

                    N/R -- Investment is not rated.

                    ** The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
                       This rate changes periodically based on market conditions or a specified market index.

                                                                     See accompanying notes to financial statements.

Portfolio of Investments
February 28, 1998
Massachusetts

       Principal                                                                                           Amortized
          Amount    Description                                                                Ratings*         Cost
--------------------------------------------------------------------------------------------------------------------
                    Education and Civic Organizations -- 24.7%

      $  800,000    Massachusetts Health and Educational Facilities Authority (Harvard          VMIG-1    $  800,000
                      University), Variable Rate Demand Bonds, 2.950%, 2/01/16**

       1,700,000    Massachusetts Health and Educational Facilities Authority, Amherst College  VMIG-1     1,700,000
                      Issue, Series F, Variable Rate Demand Bonds, 3.100%, 11/01/26**

       1,000,000    Massachusetts Industrial Finance Agency (Showa Women's Institute Boston,    VMIG-1     1,000,000
                      Inc. 1994 Project), Variable Rate Demand Bonds, 3.650%, 3/15/04**

       1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue), Series        N/R     1,000,000
                      1995, Variable Rate Demand Bonds, 3.200%, 1/01/15**

       1,000,000    Massachusetts Industrial Finance Agency (Massachusetts Society for the         A-1     1,000,000
                      Prevention of Cruelty to Animals Issue), Series 1997, Variable Rate
                      Demand Bonds, 3.250%, 8/01/27**

       1,000,000    Massachusetts Industrial Finance Agency (Gordon College Issue), Series        A-1+     1,000,000
                      1997, Variable Rate Demand Bonds, 3.250%, 12/01/27**

       1,000,000    Massachusetts Industrial Finance Agency (Eastern Nazarene College Issue),     A-1+     1,000,000
                      Series 1997, Variable Rate Demand Bonds, 3.250%, 10/01/27**

       1,800,000    Puerto Rico Industrial Medical, Educational and Environmental Authority     VMIG-1     1,800,000
                      (Inter American University of Puerto Rico), Commercial Paper, 3.650%,
                      4/06/98
--------------------------------------------------------------------------------------------------------------------
                    Health Care -- 21.5%

       1,000,000    Massachusetts Health and Educational Facilities Authority, Capital Asset    VMIG-1     1,000,000
                      Program, Series A, Variable Rate Demand Bonds, 3.300%, 1/01/01**

       1,000,000    Massachusetts Health and Educational Facilities Authority (Capital Asset    VMIG-1     1,000,000
                      Program, Series B), Variable Rate Demand Bonds, 3.400%, 7/01/05**

       1,700,000    Massachusetts Health and Educational Facilities Authority (Capital Asset    VMIG-1     1,700,000
                      Program), Variable Rate Demand Bonds, 3.600%, 1/01/35**

       1,800,000    Massachusetts Health and Educational Facilities Authority (Brigham and      VMIG-1     1,800,000
                      Women's Hospital), Variable Rate Demand Bonds, 3.300%, 7/01/17**

       1,900,000    Massachusetts Health and Educational Facilities Authority, Partners         VMIG-1     1,900,000
                      Healthcare System, Series P, Variable Rate Demand Bonds, 3.100%,
                      7/01/27**

         675,000    Massachusetts Health and Educational Facilities Authority, Hallmark Health     Aaa       675,997
                      System Issue, Revenue Bonds, Series A, Variable Rate Demand Bonds,
                      4.250%, 7/01/98
--------------------------------------------------------------------------------------------------------------------
                    Housing/Multifamily -- 6.8%

       1,560,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments             A-2     1,560,000
                      (FHA Insurance), Variable Rate Demand Bonds, 3.300%, 8/01/26**

       1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates LP),           N/R     1,000,000
                      Series 1995, Variable Rate Demand Bonds, 3.200%, 12/01/20**
--------------------------------------------------------------------------------------------------------------------
                    Industrial/Other -- 1.6%

         585,000    Massachusetts Industrial Finance Agency, Adjustable Rate Industrial Revenue    N/R       585,000
                      Bonds (Jencoat/Levy Realty Trust), Variable Rate Demand Bonds, 4.415%,
                      10/06/99**
--------------------------------------------------------------------------------------------------------------------
                    Long Term Care -- 5.3%

       1,300,000    Massachusetts Industrial Finance Agency, Revenue Bonds (Goddard House),        A-1     1,300,000
                      Series 1995, Variable Rate Demand Bonds, 3.150%, 11/01/25**

Portfolio of Investments
February 28, 1998
Massachusetts -- continued



  Principal                                                                                                             Amortized
     Amount     Description                                                                               Ratings*           Cost
---------------------------------------------------------------------------------------------------------------------------------
                Long Term Care -- continued

$   680,000     Massachusetts Industrial Finance Agency, Edgewood Retirement Community Project,             VMIG-1    $   680,000
                  Series 1995-C, Variable Rate Demand Bonds, 3.300%, 11/15/25+
---------------------------------------------------------------------------------------------------------------------------------
                Other Revenue -- 2.7%

  1,000,000     Montachusett Regional Transit Authority, Massachusetts, Revenue Anticipation Notes,            N/R      1,001,065
                  4.250%, 6/26/98
---------------------------------------------------------------------------------------------------------------------------------
                Tax Obligation/General -- 27.3%

  1,800,000     Massachusetts Bay Transportation Authority, Series C, Commercial Paper, 3.550%, 4/29/98       A-1+      1,800,000
  1,000,000     Town of Barnstable, Massachusetts, Bond Anticipation Notes, 4.250%, 10/23/98                   N/R      1,002,489
  1,000,000     Farmingham General Obligation, Unlimited Tax Bond Anticipation Note, 4.000%, 2/05/99           N/R      1,003,335
  1,000,000     Town of Georgetown, Massachusetts, Bond Anticipation Notes, 4.000%, 6/12/98                    N/R      1,000,542
  1,500,000     Town of Holliston, Massachusetts, Bond Anticipation Notes, 4.000%, 9/23/98                     N/R      1,502,912
  1,000,000     Newton Bond Anticipation Notes, 4.000%, 3/25/98                                                N/R      1,000,127
  1,000,000     City of Quincy, Massachusetts, Bond Anticipation Notes, 4.200%, 5/21/98                        N/R      1,000,680
  1,000,000     Town of Uxbridge, Massachusetts, Bond Anticipation Notes, 4.250%, 7/15/98                      N/R      1,001,433
  1,000,000     Town of Weston, Massachusetts, Bond Anticipation Notes, 4.000%, 9/30/98                        N/R      1,001,694
---------------------------------------------------------------------------------------------------------------------------------
                Utilities -- 1.6%

    600,000     Massachusetts Industrial Finance Agency, Resource Recovery (Ogden Haverhill),               VMIG-1        600,000
                   Variable Rate Demand Bonds, 3.150%, 12/01/06+
---------------------------------------------------------------------------------------------------------------------------------
                Water and Sewer -- 5.1%

  1,000,000     Massachusetts Water Resources Authority, Series 1997, Commercial Paper, 3.600%, 5/13/98       A-1+      1,000,000
    900,000     Massachusetts Water Resources Authority, Series 1994, Commercial Paper, 3.650%, 5/13/98       A-1+        900,000
---------------------------------------------------------------------------------------------------------------------------------
$36,300,000     Total Investments -- 96.6%                                                                             36,315,274
===========----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 3.4%                                                                   1,268,024
                -----------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                    $37,583,298
                =================================================================================================================

                * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R - Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.





                                 See accompanying notes to financial statements.

                         Portfolio of Investments
                         February 28, 1998
                         New York

  Principal                                                                                                  Amortized
     Amount   Description                                                                   Ratings*              Cost
----------------------------------------------------------------------------------------------------------------------
              Consumer Cyclical - 8.6%

$1,100,000    New York Environmental Facilities Corporation (General Electric Company),         A-1+        $1,100,000
               Commercial Paper, 3.550%, 3/09/98

 1,000,000    Dutchess County Industrial Development Agency, Industrial Development              A-1         1,000,000
               Revenue Bonds (Toys "R" US--NYTEX Inc. Facility), Series 1984, Variable
               Rate Demand Bonds, 3.475%, 11/01/19+

   500,000    Yonkers Industrial Development Agency, Series 1989, Civic Facility Revenue      VMIG-1           500,000
               Bonds, Variable Rate Demand Bonds, 3.200%, 7/01/19+
----------------------------------------------------------------------------------------------------------------------
              Education and Civic Organizations - 18.4%

 1,300,000    Dormitory Authority of the State of New York, New York Founding Charitable      VMIG-1         1,300,000
               Corporation, Revenue Bonds, Series 1997, Variable Rate Demand Bonds,
               3.300%, 7/01/12+

 1,100,000    New York State Housing Finance Agency, Demand Revenue Bonds, Series 1984-A      VMIG-1         1,100,000
               (Mt. Sinai School of Medicine), Variable Rate Demand Bonds, 3.250%,
               11/01/14+

 1,100,000    New York City Trust for Cultural Resources (Guggenheim Foundation), Variable    VMIG-1         1,100,000
               Rate Demand Bonds, 3.650%, 12/01/15+

   200,000    New York City Industrial Development Agency, Revenue Bonds, Series 1989,          A-1+           200,000
               Audubon Society, Variable Rate Demand Bonds, 3.650%, 12/01/14+

   900,000    Puerto Rico Industrial Medical Education and Environmental Authority,              A-1           900,000
               Ana G. Mendez Educational Foundation (FEAGM Project), Variable Rate Demand
               Bonds, 4.100%, 12/01/15+

   980,000    Syracuse Industrial Development Agency, Multi-Modal Interchangeable Rate Civic  VMIG-1           980,000
               Facility, Revenue Bonds (Syracuse University), Variable Rate Demand Bonds,
               3.650%,  3/01/23+
----------------------------------------------------------------------------------------------------------------------
              Financials - 6.6%

 1,000,000    City of Albany Industrial Development Agency, Industrial Development Revenue       A-1         1,000,000
               Bonds (Vulcan Investors 1986-1 Project), Series 1986 A, Variable Rate Demand
               Bonds, 4.100%, 7/01/06 (Mandatory put 7/01/98)+

 1,000,000    New York City Industrial Development Agency, Refunding Revenue (LaGuardia         A-1+         1,000,000
               Associates Project), Variable Rate Demand Bonds, 3.300%, 12/01/15+
----------------------------------------------------------------------------------------------------------------------
              Health Care - 9.6%

   900,000    Dormitory Authority of the State of New York (Sloan Kettering Cancer Center),      A-1           900,000
               Variable Rate Demand Bonds, 3.300%, 7/01/19+

   900,000    New York State Medical Care Facilities Finance Agency (Lenox Hill Hospital),    VMIG-1           900,000
               Variable Rate Demand Bonds, 3.300%, 11/01/08+

 1,100,000    New York State Medical Care Facilities Finance Agency (Children's Hospital
               of Buffalo), Variable Rate Demand Bonds, 3.400%, 11/01/05+                     VMIG-1         1,100,000
----------------------------------------------------------------------------------------------------------------------
              Housing/Multifamily - 5.5%

 1,000,000    New York State Housing Finance Agency (Normandie Court), Variable Rate
               Demand Bonds, 3.150%, 5/15/15+                                                 VMIG-1         1,000,000

   370,000    New York City Housing Development Corporation (Parkgate Tower), Variable
               Rate Demand Bonds, 3.200%, 12/01/07+                                             A-1+           370,000

   300,000    New York City Housing Development Corporation (Columbus Gardens Project),
               Variable Rate Demand Bonds, 3.200%, 2/01/07+                                     A-1+           300,000

              15

                          Portfolio of Investments
                          February 28, 1998
                          New York - continued

  Principal                                                                                                  Amortized
     Amount    Description                                                                   Ratings*             Cost
----------------------------------------------------------------------------------------------------------------------
               Industrial/Other - 5.6%

 $  700,000    Guilderland Industrial Development Agency, Series 1993A (Northeastern             P-1        $  700,000
               Ind Park PJ), Variable Rate Demand Bonds, 3.550%, 12/01/08+

  1,000,000    Nassau County Industrial Development Agency, Manhasset Associates                 A-1         1,000,000
                Project, Series 1984, Variable Rate Demand Bonds, 3.100%, 12/01/99+
----------------------------------------------------------------------------------------------------------------------
               Long Term Care - 6.3%

  1,100,000    New York State Dormitory Authority (St. Francis Center at the Knolls,          VMIG-1         1,100,000
                Inc.), Variable Rate Demand Bonds, 3.750%, 7/01/23+

    800,000    New York State Dormitory Authority, Revenue Bonds, Series 1995                 VMIG-1           800,000
                (Beverwyck Inc), Variable Rate Demand Bonds, 3.300%, 7/01/25+
----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/General - 19.0%

  1,000,000    New York State Environmental Quality, Variable Interest Rate General           VMIG-1         1,000,000
                Obligation Bonds, Series 1997A, 3.450%, 2/01/17+

  1,000,000    Buffalo Revenue Anticipation Notes, 4.400%, 8/05/98                             MIG-1         1,002,435

  1,000,000    County of Erie, New York, General Obligation Serial Notes, 1997B,                 N/R         1,004,341
                4.500%, 10/29/98

  1,000,000    New York City General Obligation Adjustable Rate Bonds, Fiscal 1994,           VMIG-1         1,000,000
                Series B-4, Variable Rate Demand Bonds, 3.900%, 8/15/21+

    500,000    The City of New York, General Obligation Bonds, Fiscal 1995, Series B,         VMIG-1           500,000
                Variable Rate Demand Bonds, 3.600%, 8/15/22+

  1,250,000    Puerto Rico Government Development Bank, Adjustable Refunding Bonds,           VMIG-1         1,250,000
                Series 1985, Variable Rate Demand Bonds, 2.900%, 12/01/15+
----------------------------------------------------------------------------------------------------------------------
               Tax Obligation/Limited - 9.4%

  1,200,000    New York Local Government Assistance Corp, Series 1995E, Variable Rate         VMIG-1         1,200,000
                Demand Bonds, 3.150%, 4/01/25+

    640,000    New York State Job Development Authority, Series 1984E, Variable Rate          VMIG-1           640,000
                Demand Bonds, 4.100%, 3/01/99+

  1,000,000    Triborough Bridge and Tunnel Authority, Special Obligation, Series 1994,        MIG-1         1,000,000
                Variable Rate Demand Bonds, 3.150%, 1/01/24+
----------------------------------------------------------------------------------------------------------------------
               Transportation - 1.3%

    400,000    New York State Thruway Authority, General Revenue Bonds, Variable Rate         VMIG-1           400,000
                Demand Bonds, 3.650%, 1/01/24+
----------------------------------------------------------------------------------------------------------------------
               Utilities - 3.3%

  1,000,000    New York State Energy Research and Development Authority, Pollution               P-1         1,000,000
                Control Revenue (Central Hudson Gas and Electric Corporation),
                Variable Rate Demand Bonds, 3.200%, 11/01/20+

  Principal                                                                                               Amortized
     Amount      Description                                                          Ratings*                 Cost
-------------------------------------------------------------------------------------------------------------------
                 Water and Sewer - 3.3%

 $1,000,000      New York City Municipal Water Finance Authority, Series 3,               A-1+          $ 1,000,000
                  Commercial Paper, 3.300%, 3/09/98
-------------------------------------------------------------------------------------------------------------------
$29,340,000      Total Investments - 96.9%,                                                              29,346,776
===========--------------------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities - 3.1%                                                       929,527
                 --------------------------------------------------------------------------------------------------
                 Net Assets - 100%                                                                      $30,276,303
                 ==================================================================================================

                 * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                 N/R - Investment is not rated.

                 + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                 17
                                 See accompanying notes to financial statements.


Statement of Net Assets
February 28, 1998
                                                                      Reserves    California
---------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized
  cost, which approximates market value (note 1)                  $268,979,989   $159,306,584
Cash                                                                 1,108,739        652,281
Receivables:
  Interest                                                           1,507,742        983,936
  Investments sold                                                         --             --
Other assets                                                             4,293          8,319
---------------------------------------------------------------------------------------------
    Total assets                                                   271,600,763    160,951,120
---------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                              94,638         45,277
  12b-1 fees (note 4)                                                   17,667         34,497
  Other                                                                196,852         17,036
Dividends payable                                                      568,769        358,868
---------------------------------------------------------------------------------------------
    Total liabilities                                                  877,926        455,678
---------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)              $270,722,837   $160,495,442
=============================================================================================
Shares outstanding:
  Service Plan series                                                      --      86,915,597
  Distribution Plan series                                                 --      54,788,953
  Institutional series                                                     --      18,790,892
---------------------------------------------------------------------------------------------
Total shares outstanding                                           270,722,837    160,495,442
=============================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                      $       1.00   $       1.00
=============================================================================================


18
                                 See accompanying notes to financial statements.


                                                                  Massachusetts     New York
--------------------------------------------------------------------------------------------
Assets
Investments in short-term municipal securities, at amortized
  cost, which approximates market value (note 1)                    $36,315,274  $29,346,776
Cash                                                                  1,068,064      795,044
Receivables:
  Interest                                                              303,309      147,831
  Investments sold                                                      100,000      120,364
Other assets                                                                978          499
--------------------------------------------------------------------------------------------
     Total assets                                                    37,787,625   30,410,514
--------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                                1,935        3,226
  12b-1 fees (note 4)                                                    21,303        2,682
  Other                                                                  99,353       63,601
Dividends payable                                                        81,736       64,702
--------------------------------------------------------------------------------------------
     Total liabilities                                                  204,327      134,211
--------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)                $37,583,298  $30,276,303
============================================================================================
Shares outstanding:
  Service Plan series                                                 6,085,454    1,405,519
  Distribution Plan series                                           25,920,217   28,854,117
  Institutional series                                                5,577,627       16,667
--------------------------------------------------------------------------------------------
Total shares outstanding                                             37,583,298   30,276,303
============================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                        $      1.00  $      1.00
============================================================================================


                                 See accompanying notes to financial statements.

Statement of Operations
Year ended February 28, 1998

                                                                        Reserves
-------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                 $10,364,736
-------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                              1,375,625
12b-1 fees (note 4)                                                     118,178
Shareholders' servicing agent fees and expenses                         446,085
Custodian's fees and expenses                                            55,780
Directors' fees and expenses (note 4)                                     5,610
Professional fees                                                        23,126
Shareholders' reports - printing and mailing expenses                   151,600
Federal and state registration fees                                      43,261
Other expenses                                                           23,003
-------------------------------------------------------------------------------
Total expenses before expense reimbursement                           2,242,268
   Expense reimbursement (note 4)                                      (178,780)
-------------------------------------------------------------------------------
Net expenses                                                          2,063,488
-------------------------------------------------------------------------------
Net investment income                                                 8,301,248
Net gain from investment transactions (notes 1 and 2)                        --
-------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 8,301,248
===============================================================================

                                 See accompanying notes to financial statements.
20

                                                                                       California
                                                         -------------------------------------------------------------
                                                         Service Plan   Distribution Plan    Institutional
                                                               series              series           series       Total
----------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                        $2,866,349          $1,971,285        $869,013   $5,706,647
----------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                      312,991             214,290          94,714      621,995
12b-1 fees (note 4)                                            78,990              62,307              --      141,297
Shareholders' servicing agent fees and expenses                 4,125              37,513             212       41,850
Custodian's fees and expenses                                  21,301              14,582           6,448       42,331
Directors' fees and expenses (note 4)                           1,654               1,142             502        3,298
Professional fees                                               6,972               4,809           2,117       13,898
Shareholders' reports - printing and mailing expenses           8,279              16,970           2,778       28,027
Federal and state registration fees                            11,026                 494           1,592       13,112
Other expenses                                                  5,849               4,052           1,791       11,692
----------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                   451,187             356,159         110,154      917,500
   Expense reimbursement (note 4)                             (20,777)            (61,479)             --      (82,256)
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                  430,410             294,680         110,154      835,244
----------------------------------------------------------------------------------------------------------------------
Net investment income                                       2,435,939           1,676,605         758,859    4,871,403
Net gain from investment transactions (notes 1 and 2)              --                  --              --           --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $2,435,939          $1,676,605        $758,859   $4,871,403
======================================================================================================================

                                 See accompanying notes to financial statements.
21

               Year ended February 28, 1998

                                                                                 Massachusetts
                                                         --------------------------------------------------------------
                                                         Service Plan   Distribution Plan   Institutional
                                                               series              series          series         Total
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                          $296,695           $ 975,737        $168,303    $1,440,735
-----------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                       32,948             108,396          18,769       160,113
12b-1 fees (note 4)                                            17,119              23,932              --        41,051
Shareholders' servicing agent fees and expenses                 1,191              30,580             704        32,475
Custodian's fees and expenses                                  10,324              33,914           5,847        50,085
Directors' fees and expenses (note 4)                             935               3,070             529         4,534
Professional fees                                               7,976              26,067           4,456        38,499
Shareholders' reports - printing and mailing expenses           1,155              28,498             142        29,795
Federal and state registration fees                               802                 776             649         2,227
Other expenses                                                  1,086               3,599             622         5,307
-----------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                    73,536             258,832          31,718       364,086
 Expense reimbursement (note 4)                               (28,267)           (109,750)         (5,908)     (143,925)
-----------------------------------------------------------------------------------------------------------------------
Net expenses                                                   45,269             149,082          25,810       220,161
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                         251,426             826,655         142,493     1,220,574
Net gain from investment transactions (notes 1 and 2)              --                  --              --            --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $251,426           $ 826,655        $142,493    $1,220,574
=======================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                    New York
                                                         --------------------------------------------------------------
                                                         Service Plan   Distribution Plan   Institutional
                                                               series              series          series         Total
-----------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                           $20,007            $988,441            $608    $1,009,056
-----------------------------------------------------------------------------------------------------------------------
Expenses
Management fees (note 4)                                        2,239             108,502              66       110,807
12b-1 fees (note 4)                                               220              12,367              --        12,587
Shareholders' servicing agent fees and expenses                 1,724              29,224              26        30,974
Custodian's fees and expenses                                     889              44,368              27        45,284
Directors' fees and expenses (note 4)                              11                 609              --           620
Professional fees                                                 287              14,810              10        15,107
Shareholders' reports -- printing and mailing expenses          1,281              27,782              58        29,121
Federal and state registration fees                                 7                 248              --           255
Other expenses                                                     62               2,814               1         2,877
-----------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                     6,720             240,724             188       247,632
 Expense reimbursement (note 4)                                (3,642)            (91,510)            (96)      (95,248)
-----------------------------------------------------------------------------------------------------------------------
Net expenses                                                    3,078             149,214              92       152,384
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                          16,929             839,227             516       856,672
Net gain from investment transactions (notes 1 and 2)              --                  --              --            --
-----------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                    $16,929            $839,227            $516    $  856,672
=======================================================================================================================



                                 See accompanying notes to financial statements.

              Statement of Changes in Net Assets

                                                                     Reserves
                                                          -----------------------------
                                                             Year ended      Year ended
                                                                2/28/98         2/28/97
---------------------------------------------------------------------------------------
Operations
Net investment income                                     $   8,301,248   $   8,865,233
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                    --              --
---------------------------------------------------------------------------------------
Net increase in net assets from operations                    8,301,248       8,865,233
---------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                       (8,301,248)     (8,865,233)
---------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                            175,436,062     423,698,103
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                        7,880,661       8,439,437
---------------------------------------------------------------------------------------
                                                            183,316,723     432,137,540
---------------------------------------------------------------------------------------
Cost of shares redeemed                                    (216,681,366)   (467,712,524)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  share transactions                                        (33,364,643)    (35,574,984)
Net assets at the beginning of year                         304,087,480     339,662,464
---------------------------------------------------------------------------------------
Net assets at the end of year                             $ 270,722,837   $ 304,087,480
=======================================================================================

                                 See accompanying notes to financial statements.
24

                                                                                      California
                                                           -----------------------------------------------------------------
                                                                                   Year ended 2/28/98
                                                           -----------------------------------------------------------------
                                                            Service Plan   Distribution Plan   Institutional
                                                                  series              series          series           Total
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                      $   2,435,939        $  1,676,605   $     758,859   $   4,871,403
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                     --                  --              --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     2,435,939           1,676,605         758,859       4,871,403
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                        (2,435,939)         (1,676,605)       (758,859)     (4,871,403)
----------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                             161,050,966          31,802,629     101,301,804     294,155,399
Net proceeds from shares issued to shareholders due to
  reinvestment of distributions                                2,277,888           1,512,816              18       3,790,722
----------------------------------------------------------------------------------------------------------------------------
                                                             163,328,854          33,315,445     101,301,822     297,946,121
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (171,719,687)        (36,016,099)   (115,353,497)   (323,089,283)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share
  transactions                                                (8,390,833)         (2,700,654)    (14,051,675)    (25,143,162)
Net assets at the beginning of year                           95,306,430          57,489,607      32,842,567     185,638,604
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $  86,915,597        $ 54,788,953   $  18,790,892   $ 160,495,442
============================================================================================================================



                                 See accompanying notes to financial statements.

                                                                                       California
                                                          ------------------------------------------------------------------
                                                                                   Year ended 2/28/97
                                                          ------------------------------------------------------------------
                                                            Service Plan   Distribution Plan   Institutional
                                                                  series              series          series           Total
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                      $   2,063,055        $  1,895,382   $   1,473,714   $   5,432,151
Net realized gain (loss) from investment
 transactions (notes 1 and 2)                                         --                  --              --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                     2,063,055           1,895,382       1,473,714       5,432,151
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                        (2,063,055)         (1,895,382)     (1,473,714)     (5,432,151)
----------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                             138,494,313          60,809,468     209,608,538     408,912,319
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                          1,919,782           1,593,201          47,282       3,560,265
----------------------------------------------------------------------------------------------------------------------------
                                                             140,414,095          62,402,669     209,655,820     412,472,584
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (115,829,598)        (77,933,155)   (211,205,458)   (404,968,211)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 share transactions                                           24,584,497         (15,530,486)     (1,549,638)      7,504,373
Net assets at the beginning of year                           70,721,933          73,020,093      34,392,205     178,134,231
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $  95,306,430        $ 57,489,607   $  32,842,567   $ 185,638,604
============================================================================================================================


                                 See accompanying notes to financial statements.
26

                                                                                    Massachusetts
                                                           ----------------------------------------------------------------
                                                                                 Year ended 2/28/98
                                                           ----------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 series              series          series           Total
---------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                      $    251,426        $    826,655     $   142,493   $  1,220,574
Net realized gain (loss) from investment
  transactions (notes 1 and 2)                                       --                  --              --             --
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      251,426             826,655         142,493      1,220,574
---------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                         (251,426)           (826,655)       (142,493)    (1,220,574)
---------------------------------------------------------------------------------------------------------------------------

Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                             11,631,756          20,106,738      11,348,896     43,087,390
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                          252,889             812,123          21,738      1,086,750
---------------------------------------------------------------------------------------------------------------------------
                                                             11,884,645          20,918,861      11,370,634     44,174,140
---------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (15,763,455)        (22,081,518)     (9,770,347)   (47,615,320)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  share transactions                                         (3,878,810)         (1,162,657)      1,600,287     (3,441,180)
Net assets at the beginning of year                           9,964,264          27,082,874       3,977,340     41,024,478
---------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $  6,085,454        $ 25,920,217     $ 5,577,627   $ 37,583,298
===========================================================================================================================

          27
                                 See accompanying notes to financial statements.

                                                                                    Massachusetts
                                                           ----------------------------------------------------------------
                                                                                 Year ended 2/28/97
                                                           ----------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 series              series          series           Total
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                      $    829,383        $    765,855    $    126,569   $   1,721,807
Net realized gain (loss) from investment
  transactions (notes 1 and 2)                                     (134)               (365)            (53)           (552)
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                      829,249             765,490         126,516       1,721,255
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                         (829,249)           (765,490)       (126,516)     (1,721,255)
----------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                             44,456,256          21,736,601      12,606,653      78,799,510
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                          897,029             748,887          37,305       1,683,221
----------------------------------------------------------------------------------------------------------------------------
                                                             45,353,285          22,485,488      12,643,958      80,482,731
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                     (73,639,600)        (21,681,856)    (12,216,797)   (107,538,253)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  share transactions                                        (28,286,315)            803,632         427,161     (27,055,522)
Net assets at the beginning of year                          38,250,579          26,279,242       3,550,179      68,080,000
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                              $  9,964,264        $ 27,082,874    $  3,977,340   $  41,024,478
============================================================================================================================

28
                                 See accompanying notes to financial statements.

                                                                                       New York
                                                           -----------------------------------------------------------------
                                                                                 Year ended 2/28/98
                                                           -----------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 series              series          series            Total
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                        $   16,929        $    839,227         $   516     $    856,672
Net realized gain (loss) from investment
  transactions (notes 1 and 2)                                       --                  --              --               --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       16,929             839,227             516          856,672
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                          (16,929)           (839,227)           (516)        (856,672)
----------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                              1,014,732          14,585,479              --       15,600,211
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                           13,306             854,990              --          868,296
----------------------------------------------------------------------------------------------------------------------------
                                                              1,028,038          15,440,469              --       16,468,507
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                         (36,590)        (12,701,915)             --      (12,738,505)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  share transactions                                            991,448           2,738,554              --        3,730,002
Net assets at the beginning of year                             414,071          26,115,563          16,667       26,546,301
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                $1,405,519        $ 28,854,117         $16,667     $ 30,276,303
============================================================================================================================

                                                                              See accompanying notes to financial statements.

                                                                                      New York
                                                           -----------------------------------------------------------------
                                                                                 Year ended 2/28/97
                                                           -----------------------------------------------------------------
                                                           Service Plan   Distribution Plan   Institutional
                                                                 series              series          series            Total
----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                         $  12,056        $    819,638         $   483     $    832,177
Net realized gain (loss) from investment
 transactions (notes 1 and 2)                                        --                  --              --               --
----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                       12,056             819,638             483          832,177
----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                          (12,056)           (819,638)           (483)        (832,177)
----------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
 (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                 57,000          12,254,309              --       12,311,309
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions                            11,184             794,185              --          805,369
----------------------------------------------------------------------------------------------------------------------------
                                                                 68,184          13,048,494              --       13,116,678
----------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                        (208,572)        (18,564,379)             --      (18,772,951)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 share transactions                                            (140,388)         (5,515,885)             --       (5,656,273)
Net assets at the beginning of year                             554,459          31,631,448          16,667       32,202,574
----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                 $ 414,071        $ 26,115,563         $16,667     $ 26,546,301
============================================================================================================================

                                                                             See accompanying notes to financial statements.

Notes to Financial Statements
February 28, 1998


              1. General Information and Significant Accounting Policies

The money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

              Securities Valuation

Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1998, the dollar-weighted average life was 42 days for Reserves, 30 days for California, 58 days for Massachusetts and 33 days for New York).

              Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 1998, there were no such outstanding purchase commitments in any of the Funds.

              Interest Income

Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

              Dividends and Distributions to Shareholders

Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

              Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax and designated state income taxes for the California, Massachusetts and New York Funds, to retain such tax exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 1998, have been designated Exempt Interest Dividends. Net realized capital gain distributions, if any, are subject to federal taxation.

              Insurance Commitments

The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such

              February 28, 1998




insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

              Derivative Financial Instruments

The Funds may invest in transactions in certain derivative financial instruments, including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1998.

              Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

              2.  Securities Transactions

Purchases and sales (including maturities) of investments in short-term municipal securities during the fiscal year ended February 28, 1998, were as follows:

                                          Reserves    California  Massachusetts     New York
              ------------------------------------------------------------------------------
              Purchases               $655,708,583  $328,756,802    $94,228,093  $42,274,710
              Sales and Maturities     688,777,500   354,432,000     97,155,000   38,770,000
              ==============================================================================

At February 28, 1998, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.
              3.  Composition of Net Assets

At February 28, 1998, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                               Reserves          California   Massachusetts        New York
              ---------------------------------------------------------------------------------------------
              Capital paid in:
                Service Plan series      $           --      $   86,915,597  $    6,085,454  $    1,405,519
                Distribution Plan series             --          54,788,953      25,920,217      28,854,117
                Institutional series                 --          18,790,892       5,577,627          16,667
              ---------------------------------------------------------------------------------------------
              Net assets                 $  270,722,837      $  160,495,442  $   37,583,298  $   30,276,303
              =============================================================================================
              Authorized shares           2,000,000,000       2,350,000,000   2,500,000,000   2,500,000,000
              =============================================================================================

              4.  Management Fee and Other Transactions with Affiliates

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                                  Management fees
                                                           ----------------------------
              Average daily net asset value                Reserves          CA, MA, NY
              -------------------------------------------------------------------------
              For the first $500 million                   .500 of 1%        .400 of 1%
              For the next $500 million                    .475 of 1         .375 of 1
              For net assets over $1 billion               .450 of 1         .350 of 1
              ========================================================================

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of The John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and
 .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to those of the Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

              5. Investment Composition

At February 28, 1998, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                                   Reserves   California   Massachusetts   New York
              --------------------------------------------------------------------------------------
              Basic Materials                             3%          --%             --%        --%
              Capital Goods                               3           --              --         --
              Consumer Cyclical                           3           --              --          9
              Consumer Staples                           --            4              --         --
              Education and Civic Organizations           6           --              26         19
              Financials                                 --           --              --          7
              Health Care                                18           14              22         10
              Housing/Multifamily                         3           15               7          6
              Industrial/Other                            7           --               2          6
              Long Term Care                             10           --               6          7
              Other Revenue                               2            4               2         --
              Tax Obligation/General                     16           12              28         20
              Tax Obligation/Limited                      7           25              --         10
              Utilities                                  18            7               2          3
              Water and Sewer                             4           19               5          3
              --------------------------------------------------------------------------------------
                                                        100%         100%            100%       100%
              ======================================================================================

At February 28, 1998, certain investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions (92% for Reserves, 92% for California, 77% for Massachusetts and 96% for New York).

For additional information regarding each investment security, refer to the Portfolio of Investments.

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:

RESERVES                             Operating performance         Less distributions
                                    ------------------------   --------------------------
                                                         Net
                             Net                realized and    Dividends                       Net       Total
                           asset                  unrealized    from tax-                     asset      return
                           value           Net   gain (loss)   exempt net   Distributions     value      on net
Year ended             beginning    investment          from   investment    from capital    end of       asset
February 28/29,        of period    income (a)   investments       income           gains    period   value (b)
----------------------------------------------------------------------------------------------------------------
   1998                    $1.00          $.03           $--        $(.03)            $--     $1.00        3.02%
   1997                     1.00           .03            --         (.03)             --      1.00        2.87
   1996                     1.00           .03            --         (.03)             --      1.00        3.23
   1995                     1.00           .03            --         (.03)             --      1.00        2.46
   1994                     1.00           .02            --         (.02)             --      1.00        1.84
   1993                     1.00           .02            --         (.02)             --      1.00        2.34
   1992 (c)                 1.00           .02            --         (.02)             --      1.00        1.45
   1991 (d)                 1.00           .05            --         (.05)             --      1.00        4.57
   1990 (d)                 1.00           .06            --         (.06)             --      1.00        5.45
   1989 (d)                 1.00           .06            --         (.06)             --      1.00        5.70
================================================================================================================

  * Annualized.

(a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.

(b) Total returns are calculated on net asset value and are not annualized.

(c) For the five months ended February 29.

(d) For the fiscal year ended September 30.

                   Ratios/Supplemental data
-------------------------------------------------------------------
                                   Ratio                     Ratio
                                  of net                    of net
                   Ratio of   investment     Ratio of   investment
                   expenses    income to     expenses    income to
                 to average      average   to average      average
                 net assets   net assets   net assets   net assets
    Net assets       before       before        after        after
 end of period   reimburse-   reimburse-   reimburse-   reimburse-
(in thousands)         ment         ment     ment (a)     ment (a)
-------------------------------------------------------------------
$      270,723          .81%        2.96%         .75%        3.02%
       304,087          .80         2.82          .75         2.87
       339,662          .79         3.18          .75         3.22
       351,606          .78         2.40          .75         2.43
       404,201          .80         1.78          .75         1.83
       450,746          .74         2.35          .74         2.35
       477,127          .75*        3.48*         .75*        3.48*
       451,808          .72         4.56          .72         4.56
       430,206          .73         5.45          .73         5.45
       390,258          .72         5.69          .72         5.69
===================================================================

     Selected data for a share outstanding throughout each period is as follows:

CALIFORNIA**                           Operating Performance                Less distributions
                             --------------------------------------     --------------------------
                                                                  Net
                                   Net                   realized and      Dividends                           Net        Total
                                 asset                     unrealized      from tax-                         asset       return
                                 value            Net     gain (loss)     exempt net     Distributions       value       on net
Year ended                   beginning     investment            from     investment      from capital      end of        asset
February 28/29,              of period     income (a)     investments         income             gains      period    value (b)
-------------------------------------------------------------------------------------------------------------------------------
1998
 Service Plan series             $1.00           $.03             $--         $(.03)               $--       $1.00         3.13%
 Distribution Plan series         1.00            .03              --          (.03)                --        1.00         3.13
 Institutional series             1.00            .03              --          (.03)                --        1.00         3.22
1997
 Service Plan series              1.00            .03              --          (.03)                --        1.00         2.94
 Distribution Plan series         1.00            .03              --          (.03)                --        1.00         2.94
 Institutional series             1.00            .03              --          (.03)                --        1.00         3.02
1996
 Service Plan series              1.00            .03              --          (.03)                --        1.00         3.32
 Distribution Plan series         1.00            .03              --          (.03)                --        1.00         3.31
 Institutional series             1.00            .03              --          (.03)                --        1.00         3.40
1995
 Service Plan series              1.00            .03              --          (.03)                --        1.00         2.59
 Distribution Plan series         1.00            .03              --          (.03)                --        1.00         2.60
 Institutional series             1.00            .03              --          (.03)                --        1.00         2.69
1994
 Service Plan series              1.00            .02              --          (.02)                --        1.00         1.94
 Distribution Plan series         1.00            .02              --          (.02)                --        1.00         1.92
 Institutional series             1.00            .02              --          (.02)                --        1.00         2.07
1993
 Service Plan series              1.00            .02              --          (.02)                --        1.00         2.28
 Distribution Plan series         1.00            .02              --          (.02)                --        1.00         2.29
 Institutional series             1.00            .02              --          (.02)                --        1.00         2.36
1992(c)
 Service Plan series              1.00            .02              --          (.02)                --        1.00         2.39
 Distribution Plan series         1.00            .02              --          (.02)                --        1.00         2.39
 Institutional series             1.00            .03              --          (.03)                --        1.00         2.45
1991(d)
 Service Plan series              1.00            .05              --          (.05)                --        1.00         4.70
 Distribution Plan series         1.00            .05              --          (.05)                --        1.00         4.70
 Institutional series             1.00            .05              --          (.05)                --        1.00         4.80
1990 (e)                          1.00            .05              --          (.05)                --        1.00         5.37
1989 (e)                          1.00            .06              --          (.06)                --        1.00         5.62
-------------------------------------------------------------------------------------------------------------------------------

     *    Annualized.
     ** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the per share data by series.
     (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
     (b) Total returns are calculated on net asset value and are not annualized.
     (c)  For the eight months ended February 29.
     (d)  For the fiscal year ended June 30.
     (e) For the fiscal year ended June 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional Series.

                           Ratios/Supplemental data
--------------------------------------------------------------------------
                                Ratio of net                         Ratio
                    Ratio of      investment      Ratio of          of net
                    expenses       income to      expenses      investment
                  to average         average    to average       income to
                  net assets      net assets    net assets     average net
    Net assets        before          before         after    assets after
 end of period    reimburse-      reimburse-    reimburse-      reimburse-
(in thousands)          ment            ment      ment (a)        ment (a)
--------------------------------------------------------------------------
$       86,916           .58%           3.09%          .55%           3.12%
        54,789           .66            3.02           .55            3.13
        18,791           .47            3.22           .47            3.22

        95,306           .59            2.89           .55            2.93
        57,490           .61            2.87           .55            2.93
        32,843           .46            3.01           .46            3.01

        70,722           .56            3.28           .54            3.30
        73,020           .62            3.23           .55            3.30
        34,392           .46            3.39           .46            3.39

        41,772           .59            2.15           .55            2.19
        67,157           .64            2.47           .55            2.56
        50,772           .47            2.74           .47            2.74

       415,238           .53            1.94           .53            1.94
        72,380           .73            1.74           .55            1.92
        32,299           .41            2.06           .41            2.06

       469,812           .57            2.24           .55            2.26
        80,652           .62            2.19           .55            2.26
        24,156           .47            2.33           .47            2.33

       478,886           .56*           3.53*          .55*           3.54*
        91,670           .61*           3.48*          .55*           3.54*
        18,334           .45*           3.64*          .45*           3.64*

       431,590           .57            4.65           .55            4.67
        90,031           .61            4.61           .55            4.67
        22,342           .45            4.77           .45            4.77
       452,465           .59            5.34           .55            5.38
       362,927           .57            5.68           .55            5.70
==========================================================================

     Selected data for a share outstanding throughout each period is as follows:

MASSACHUSETTS**                                  Operating Performance             Less distributions
                                             ----------------------------     ----------------------------
                                                                      Net
                                     Net                     realized and      Dividends                           Net       Total
                                   asset                       unrealized      from tax-                         asset      return
                                   value            Net       gain (loss)     exempt net     Distributions       value      on net
Year ended                     beginning     investment              from     investment      from capital      end of       asset
February 28/29,                of period     income (a)       investments         income             gains      period   value (b)
----------------------------------------------------------------------------------------------------------------------------------
1998
 Service Plan series               $1.00           $.03               $--          $(.03)              $--       $1.00        3.05%
 Distribution Plan series           1.00            .03                --           (.03)               --        1.00        3.05
 Institutional series               1.00            .03                --           (.03)               --        1.00        3.05
1997
 Service Plan series                1.00            .03                --           (.03)               --        1.00        2.84
 Distribution Plan series           1.00            .03                --           (.03)               --        1.00        2.84
 Institutional series               1.00            .03                --           (.03)               --        1.00        2.84
1996
 Service Plan series                1.00            .03                --           (.03)               --        1.00        3.17
 Distribution Plan series           1.00            .03                --           (.03)               --        1.00        3.17
 Institutional series               1.00            .03                --           (.03)               --        1.00        3.18
1995
 Service Plan series                1.00            .03                --           (.03)               --        1.00        2.53
 Distribution Plan series           1.00            .03                --           (.03)               --        1.00        2.53
 Institutional series               1.00            .03                --           (.03)               --        1.00        2.61
1994
 Service Plan series                1.00            .02                --           (.02)               --        1.00        1.77
 Distribution Plan series           1.00            .02                --           (.02)               --        1.00        1.74
 Institutional series               1.00            .02                --           (.02)               --        1.00        1.80
1993
 Service Plan series                1.00            .02                --           (.02)               --        1.00        2.33
 Distribution Plan series           1.00            .02                --           (.02)               --        1.00        2.33
 Institutional series               1.00            .02                --           (.02)               --        1.00        2.34
1992 (c)
 Service Plan series                1.00            .03                --           (.03)               --        1.00        3.22
 Distribution Plan series           1.00            .03                --           (.03)               --        1.00        3.22
 Institutional series               1.00            .03                --           (.03)               --        1.00        3.24
1991 (d)
 Service Plan series                1.00            .05                --           (.05)               --        1.00        5.30
 Distribution Plan series           1.00            .05                --           (.05)               --        1.00        5.30
 Institutional series               1.00            .05                --           (.05)               --        1.00        5.30
1990 (e)                            1.00            .06                --           (.06)               --        1.00        5.70
1989 (e)                            1.00            .05                --           (.05)               --        1.00        5.00
-----------------------------------------------------------------------------------------------------------------------------------

     *    Annualized.
     ** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the per share data by series.
     (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
     (b) Total returns are calculated on net asset value and are not annualized.
     (c)  For the ten months ended February 29.
     (d)  For the fiscal year ended April 30.
     (e) For the fiscal year ended April 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional Series.

                                 Ratios/Supplemental data
------------------------------------------------------------------------------------------
                                    Ratio of net                                     Ratio
                       Ratio of       investment             Ratio of               of net
                       expenses        income to             expenses           investment
                     to average          average           to average            income to
                     net assets       net assets           net assets          average net
    Net assets           before           before                after         assets after
 end of period       reimburse-       reimburse-           reimburse-           reimburse-
(in thousands)             ment             ment             ment (a)             ment (a)
------------------------------------------------------------------------------------------
       $ 6,085              .89%            2.71%                 .55%                3.05%
        25,920              .95             2.65                  .55                 3.05
         5,578              .68             2.91                  .55                 3.04

         9,964              .74             2.64                  .55                 2.83
        27,083              .90             2.49                  .55                 2.84
         3,977              .61             2.78                  .55                 2.84

        38,251              .63             3.06                  .55                 3.14
        26,279              .84             2.87                  .55                 3.16
         3,550              .57             3.12                  .54                 3.15

        27,732              .61             2.49                  .55                 2.55
        24,237              .82             2.28                  .55                 2.55
         1,036              .47             2.63                  .47                 2.63

        38,576              .55             1.88                  .52                 1.91
        27,773              .76             1.67                  .55                 1.88
         3,406              .49             1.93                  .49                 1.93

        40,214              .73             2.16                  .55                 2.34
        27,993              .82             2.07                  .55                 2.34
         5,325              .58             2.31                  .55                 2.34

        61,476              .62*            3.73*                 .55*                3.80*
        34,509              .72*            3.63*                 .55*                3.80*
         8,917              .53*            3.82*                 .53*                3.82*

        37,979              .68             5.12                  .55                 5.25
        33,809              .76             5.04                  .55                 5.25
        14,973              .54             5.26                  .54                 5.26
        53,631              .74             5.48                  .55                 5.67
        31,319              .76             4.97                  .55                 5.18
==========================================================================================

              Selected data for a share outstanding throughout each period is as follows:


NEW YORK**                                Operating performance            Less distributions
                                         ------------------------     ----------------------------
                                                              Net
                                   Net               realized and      Dividends                      Net     Total
                                 asset                 unrealized      from tax-                    asset    return
                                 value          Net   gain (loss)     exempt net   Distributions    value    on net
Year ended                   beginning   investment          from     investment    from capital   end of     asset
February 28/29,              of period   income (a)   investments         income           gains   period     value(b)
----------------------------------------------------------------------------------------------------------------------
1998
 Service Plan series             $1.00         $.03           $--         $(.03)             $--    $1.00      3.10%
 Distribution Plan series         1.00          .03            --          (.03)              --     1.00      3.10
 Institutional series             1.00          .03            --          (.03)              --     1.00      3.10
1997
 Service Plan series              1.00          .03            --          (.03)              --     1.00      2.90
 Distribution Plan series         1.00          .03            --          (.03)              --     1.00      2.90
 Institutional series             1.00          .03            --          (.03)              --     1.00      2.90
1996
 Service Plan series              1.00          .03            --          (.03)              --     1.00      3.20
 Distribution Plan series         1.00          .03            --          (.03)              --     1.00      3.20
 Institutional series             1.00          .03            --          (.03)              --     1.00      3.20
1995
 Service Plan series              1.00          .02            --          (.02)              --     1.00      2.36
 Distribution Plan series         1.00          .02            --          (.02)              --     1.00      2.37
 Institutional series             1.00          .02            --          (.02)              --     1.00      2.28
1994
 Service Plan series              1.00          .02            --          (.02)              --     1.00      1.51
 Distribution Plan series         1.00          .02            --          (.02)              --     1.00      1.51
 Institutional series             1.00          .02            --          (.02)              --     1.00      1.51
1993
 Service Plan series              1.00          .02            --          (.02)              --     1.00      2.02
 Distribution Plan series         1.00          .02            --          (.02)              --     1.00      2.02
 Institutional series             1.00          .02            --          (.02)              --     1.00      2.02
1992 (c)
 Service Plan series              1.00          .03            --          (.03)              --     1.00      2.94
 Distribution Plan series         1.00          .03            --          (.03)              --     1.00      2.94
 Institutional series             1.00          .03            --          (.03)              --     1.00      2.97
1991 (d)
 Service Plan series              1.00          .05            --          (.05)              --     1.00      4.73
 Distribution Plan series         1.00          .05            --          (.05)              --     1.00      4.73
 Institutional series             1.00          .05            --          (.05)              --     1.00      4.73
1990 (e)                          1.00          .05            --          (.05)              --     1.00      5.36
1989 (e)                          1.00          .05            --          (.05)              --     1.00      4.95
----------------------------------------------------------------------------------------------------------------------

             *  Annualized.
            ** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the per share data by series.
           (a) After waiver of certain management fees or reimbursement of expenses, if applicable, by Nuveen Advisory.
           (b) Total returns are calculated on net asset value and are not annualized.
           (c)  For the ten months ended February 29.
           (d)  For the fiscal year ended April 30.
           (e) For the fiscal year ended April 30, represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional Series.

                          Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                  Ratio of net                           Ratio
                     Ratio of       investment        Ratio of          of net
                     expenses        income to        expenses      investment
                   to average          average      to average       income to
                   net assets       net assets      net assets     average net
    Net assets         before           before           after    assets after
 end of period     reimburse-       reimburse-      reimburse-      reimburse-
(in thousands)           ment             ment         ment(a)         ment(a)
--------------------------------------------------------------------------------
       $ 1,406           1.20%            2.38%            .55%           3.03%
        28,854            .89             2.75             .55            3.09
            17           1.13             2.52             .55            3.10

           414           1.27             2.17             .55            2.89
        26,116            .92             2.52             .55            2.89
            17           1.12             2.33             .55            2.90

           554           1.92             1.82             .55            3.19
        31,631            .94             2.80             .55            3.19
            17           1.38             2.37             .55            3.20

           640            .95             1.98             .55            2.38
        29,798            .79             2.14             .55            2.38
            17           2.14              .79             .55            2.38

           557           1.49              .69             .55            1.63
        27,886            .78             1.40             .55            1.63
            17           4.60            (2.42)            .55            1.63

           529           1.17             1.42             .55            2.04
        34,827            .78             1.81             .55            2.04
            17          19.33           (16.59)            .55            2.19

         1,934            .87*            3.19*            .55*           3.51*
        45,259            .71*            3.35*            .55*           3.51*
            17          11.89*           (7.83)*           .55*           3.51*

         1,653            .88             4.39             .55            4.72
        41,446            .69             4.58             .55            4.72
            17            .62             4.65             .55            4.72
        41,602            .71             5.18             .55            5.34
        30,262            .86             4.74             .55            5.05
================================================================================

Report of Independent Public Accountants



To the Board of Directors and Shareholders of Nuveen Tax-Free Reserves, Inc.
Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Money Market Fund, Inc.:

              We have audited the accompanying statements of net assets of Nuveen Tax-Free Reserves, Inc. (a Maryland Corporation), Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) (a Maryland Corporation) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds) (a Minnesota Corporation), including the portfolios of investments, as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

              We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

              In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Free Fund, Inc. and Nuveen Tax-Free Money Market Fund, Inc. as of February 28, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



              ARTHUR ANDERSEN LLP

              Chicago, Illinois
              April 15, 1998

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              43


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Building Better Portfolios with Nuveen

              Reducing the impact of taxes and moderating risk are important goals for many risk-sensitive investors seeking to build better portfolios. For these investors, a tax-efficient, risk-resistant investment portfolio often forms the foundation of a carefully crafted financial plan for building and sustaining wealth. Nuveen is committed to providing investors and their financial advisers with a range of products and investment tools to help build better portfolios.


              Mutual Funds

              Nuveen Mutual Funds offer investors access to the Nuveen family of premier advisers, including Nuveen Advisory Corp., Institutional Capital Corp. and Rittenhouse Financial Services. Our equity, balanced and income funds seek to provide consistent performance, time-tested strategies to reduce risk and experienced, professional management.


              Private Asset Management

              Rittenhouse Financial Services and Nuveen Asset Management offer comprehensive, customized investment management solutions to investors with assets of $250,000 or more. A range of actively managed growth, balanced and municipal income-oriented portfolios are available, all based upon a disciplined investment philosophy.


              Unit Trusts

              Nuveen Unit Trusts are fixed portfolios of quality securities that are a convenient, attractive alternative to purchasing individual securities. They provide low-cost diversification to reduce risk, experienced, professional security selection and surveillance, and daily liquidity at that day's net asset value for quick access to your assets.


              Exchange-Traded Funds

              Nuveen Exchange-Traded Funds offer investors actively managed portfolios of investment-grade quality municipal bonds. The fund shares are listed and traded on the New York and American stock exchanges. Exchange-traded funds provide the investment convenience, price visibility and liquidity of common stocks.


              MuniPreferred/R/

              Nuveen MuniPreferred offers investors a AAA-rated investment with an attractive tax-free yield for the cash reserves portion of an investment portfolio. MuniPreferred shares are backed 2-to-1 by the long-term portfolios of Nuveen dual-class exchange-traded funds and are available for national as well as a wide variety of state-specific portfolios.


              Nuveen Family of Mutual Funds

              Nuveen offers a variety of funds designed to help you reach your financial goals.


              Growth

              Nuveen Rittenhouse Growth Fund


              Growth and Income

              Growth and Income Stock Fund

              Balanced Stock and Bond Fund

              Balanced Municipal and Stock Fund


              Tax-Free Income
              National Funds
              Long-Term Insured Intermediate-Term Limited Term


              State Funds
              Alabama
              Arizona
              California
              Colorado
              Connecticut
              Florida
              Georgia
              Kansas
              Kentucky
              Louisiana
              Maryland
              Massachusetts
              Michigan
              Missouri
              New Jersey
              New Mexico
              New York
              North Carolina
              Ohio
              Pennsylvania
              South Carolina
              Tennessee
              Virginia
              Wisconsin

              Fund Information




              Board of Directors             Custodian
              Robert P. Bremner              The Chase Manhattan Bank
              Lawrence H. Brown              4 New York Plaza
              Anthony T. Dean                New York, NY 10004-2413
              Anne E. Impellizzeri           (800) 257-8787
              Peter R. Sawers
              William J. Schneider           Transfer Agent,
              Timothy R. Schwertfeger
              Judith M. Stockdale            Shareholder Services and

              Fund Manager                   Dividend Disbursing Agent
              Nuveen Advisory Corp.          Shareholder Services, Inc.
              333 West Wacker Drive          Nuveen Investor Services
              Chicago, IL 60606              P.O. Box 5330
                                             Denver, CO 80217-5330
                                             (800) 621-7227

                                             Legal Counsel
                                             Fried, Frank, Harris,
                                             Shriver & Jacobson
                                             Washington, D.C.

                                             Public Accountants
                                             Arthur Andersen LLP
                                             Chicago, IL

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
John Nuveen, Sr.

Serving Investors for Generations



Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for risk-sensitive individuals seeking to build and sustain wealth. In fact, more than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The cornerstone of Nuveen's investment philosophy is a commitment to disciplined long-term investment strategies focused on providing consistent, attractive performance over time - with moderated risk. We emphasize quality securities carefully chosen through in-depth research, and we follow those securities closely over time to ensure that they continue to meet our exacting standards.

Whether your focus is long-term growth, dependable current income or sustaining accumulated wealth, Nuveen offers a wide variety of products and services to help meet your unique circumstances and financial planning needs. Our equity, balanced, and income funds, along with our unit trusts and private asset management, can form the foundation of a tax-efficient and risk-resistant portfolio.

Talk with your financial adviser to learn more about how Nuveen investment products and services can help you build and sustain your long-term financial security. Or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN
OUR SECOND CENTURY  1898/1998
helping investors sustain the wealth of a lifetime.(TM)

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

www.nuveen.com